Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,105,393	¥ 1,062,933
Fair value	7,071	3,011
Currency option contracts purchased
Derivative [Line Items]
Notional amount	206	212
Fair value	1	1
Currency option contracts written
Derivative [Line Items]
Notional amount	156	214
Fair value	(1)	(1)
Currency swap agreements
Derivative [Line Items]
Notional amount	1,230,254	1,439,395
Fair value	4,613	4,074
Other currency contracts
Derivative [Line Items]
Notional amount	84,623	64,944
Fair value	3,502	2,328
Interest rate swap agreements
Derivative [Line Items]
Notional amount	398,291	415,719
Fair value	(12,171)	(17,065)
Equity future contracts
Derivative [Line Items]
Notional amount	106,876	96,016
Fair value	¥ 787	¥ 462